Lease liabilities	12 Months Ended
Oct. 31, 2021
Li Cycle Holdings Corp [member]
Statement [line items]
Lease liabilities

15.	Lease liabilities
The Company has the following lease liabilities as of October 31, 2021.

Maturity analysis	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Undiscounted	$	$	$	$	$	$	$
Premises	4,468,877	4,590,357	3,741,940	3,332,312	3,290,786	16,302,071	35,726,343
Equipment	48,898	44,044	44,044	42,384	21,022	7,835	208,227

Total	4,517,775	4,634,401	3,785,984	3,374,696	3,311,808	16,309,906	35,934,570

Lease liabilities	Current	Non-Current	Total
Discounted	$	$	$
Premises	2,836,348	26,366,448	29,202,796
Equipment	32,447	129,626	162,073

Total	2,868,795	26,496,074	29,364,869

The Company has the following lease liabilities as of At October 31, 2020.

Maturity analysis	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Undiscounted	$	$	$	$	$	$	$
Premises	769,865	650,087	549,908	565,742	462,851	1,410,237	4,408,690
Equipment	36,081	30,856	18,526	18,526	16,982	—	120,972

Total	805,946	680,943	568,434	584,268	479,833	1,410,237	4,529,662

Lease liabilities	Current	Non-Current	Total
Discounted	$	$	$
Premises	565,296	2,949,707	3,515,003
Equipment	26,059	72,108	98,167

Total	591,355	3,021,815	3,613,170

In the twelve months ended October 31, 2021, the Company recognized an interest expense of $449,571 related to lease liabilities.
The Company’s lease obligations include leases for plant operations, storage facilities, and office space for employees. In the twelve months ended October 31, 2021, the Company has added 4 new premises leases, 1 new equipment lease and modified 6 leases.